UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE

  68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 10/31/10

Item 1.  Schedule of Investments.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 86.1%
	AUTO MANUFACTURERS - 11.5%
80,000	Ford Motor Co. *	$ 1,130,400
60,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	340,800
		1,471,200
	BANKS - 24.7%
70,000	Bank of America Corp. - Warrants @ $16.845, Due 1/16/19 *	413,000
3,500	Goldman Sachs Group, Inc. (The)	563,325
170,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	2,167,500
		3,143,825
	BIOTECHNOLOGY - 17.9%
8,500	Amgen, Inc. *	486,115
7,000	Celgene Corp. *	434,490
10,000	Dendreon Corp. *	365,000
8,000	Genzyme Corp. *	577,040
4,000	Illumina, Inc. *	217,240
2,000	United Therapeutics Corp. *	120,000
2,000	Vertex Pharmaceuticals, Inc. *	76,660
		2,276,545
	COMMERCIAL SERVICES - 12.2%
5,000	Mastercard, Inc. - Cl. A	1,200,300
4,500	Visa, Inc. - Cl. A	351,765
		1,552,065
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
17,500	Universal Display Corp. *	438,200

	HEALTHCARE-PRODUCTS - 9.6%
10,000	Edwards Lifesciences Corp. *	639,100
2,000	Intuitive Surgical, Inc. * +	525,900
5,000	MAKO Surgical Corp. *	53,900
		1,218,900
	OIL & GAS SERVICES - 4.3%
7,000	Core Laboratories NV	544,390

	TELECOMMUNICATIONS - 2.5%
7,000	QUALCOMM, Inc.	315,910

	TOTAL COMMON STOCK & WARRANTS (Cost - $11,403,624)	10,961,035

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
Shares		Value
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
401,121	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01% **	$ 401,121
	(Cost $401,121)

	TOTAL INVESTMENTS - 89.3% (Cost - $11,804,745) (a)	$ 11,362,156
	OTHER ASSETS LESS LIABILITIES - 10.7%	1,362,465
	NET ASSETS - 100.0%	$ 12,724,621

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 404,568
	Unrealized Depreciation:	(847,157)
	Net Unrealized Depreciation:	$ (442,589)

* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.
Schedule of Options Written
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
8	Intuitive Surgical, Inc., November 2010, Call @ $260 *
	TOTAL OPTIONS WRITTEN (Premiums received $22,547)	$ 8,640
*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants	$ 10,961,035	$ -	$ -	$ 10,961,035
Money Market Funds	-	401,121	-	401,121
Total	$ 10,961,035	$ 401,121	$ -	$ 11,362,156

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 8,640	$ -	$ -	$ 8,640
Total	$ 8,640	$ -	$ -	$ 8,640

                                                        The Fund did not hold any Level 3 securities during the period.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
Shares		Value
	COMMON STOCK & WARRANTS - 95.0%
	AEROSPACE/DEFENSE - 4.7%
37,500	Boeing Co.	$ 2,649,000

	AUTO MANUFACTURERS - 7.8%
225,000	Ford Motor Co. *	3,179,250
225,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	1,278,000
		4,457,250
	AUTO PARTS & EQUIPMENT - 3.1%
50,000	Johnson Controls, Inc.	1,756,000

	BANKS - 11.6%
110,000	Bank of America Corp. - Warrants @ $16.845, Due 1/16/19 *	649,000
15,000	Goldman Sachs Group, Inc. (The)	2,414,250
275,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,506,250
		6,569,500
	BIOTECHNOLOGY - 13.0%
20,000	Amgen, Inc. *	1,143,800
20,000	Celgene Corp. *	1,241,400
15,000	Dendreon Corp. *	547,500
25,000	Genzyme Corp. *	1,803,250
25,000	United Therapeutics Corp. *	1,500,000
30,000	Vertex Pharmaceuticals, Inc. *	1,149,900
		7,385,850
	COMMERCIAL SERVICES - 5.7%
13,500	Mastercard, Inc. - Cl. A	3,240,810

	COMPUTERS - 6.6%
12,500	Apple, Inc. *	3,760,875

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
25,000	Universal Display Corp. *	626,000

	HEALTHCARE-PRODUCTS - 10.6%
25,000	Edwards Lifesciences Corp. *	1,597,750
30,000	IDEXX Laboratories, Inc. *	1,798,800
10,000	Intuitive Surgical, Inc. * +	2,629,500
		6,026,050
The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
Shares		Value
	INTERNET - 6.6%
25,000	Akamai Technologies, Inc. *	$ 1,291,750
4,000	Google, Inc. - Cl. A *	2,451,960
		3,743,710
	MACHINERY-DIVERSIFIED - 3.5%
22,500	Cummins, Inc.	1,982,250

	OIL & GAS SERVICES - 10.0%
25,000	Core Laboratories NV	1,944,250
70,000	Dresser-Rand Group, Inc. *	2,395,400
45,000	Halliburton Co. +	1,433,700
		5,773,350
	RETAIL - 2.1%
24,000	Yum! Brands, Inc.	1,189,440

	SEMICONDUCTORS - 2.7%
30,000	Rovi Corp. *	1,519,500

	SOFTWARE - 5.9%
12,500	Salesforce.com, Inc. * +	1,450,875
25,000	Vmware, Inc. - Cl. A * +	1,911,500
		3,362,375

	TOTAL COMMON STOCKS & WARRANTS (Cost - $45,138,745)	54,041,960

Principal
	BONDS & NOTES - 2.5%
	AUTO MANUFACTURERS - 1.5%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16	868,750

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
600,000	Goldman Sachs Capital, 6.345%, Due 2/15/34	573,626

	TOTAL BONDS & NOTES (Cost - $912,176)	1,442,376

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)
Shares		Value
	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
2,395,230	Milestone Treasury Obligations Portfolio - Institutional Class, 0.01% **	$ 2,395,230
	(Cost - $2,395,230)

	TOTAL INVESTMENTS - 101.7% (Cost - $48,446,151) (a)	$ 57,879,566
	LIABILITIES LESS OTHER ASSETS - (1.7%)	(991,421)
	NET ASSETS - 100.0%	$ 56,888,145

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 10,630,716
	Unrealized Depreciation:	(1,197,301)
	Net Unrealized Appreciation:	$ 9,433,415
* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.
Schedule of Options Written
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
450	Halliburton Co., November 2010, Call @ $25	$ 292,500
20	Intuitive Surgical, Inc., November 2010, Call @ $250	36,000
20	Intuitive Surgical, Inc., November 2010, Call @ $260	21,600
25	Salesforce.com, Inc., November 2010, Call @ $110	24,125
50	Vmware, Inc., November 2010, Call @ $80	7,000
50	Vmware, Inc., November 2010, Call @ $85	2,750
	TOTAL OPTIONS WRITTEN (Premiums received $370,354)	$ 383,975

*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited) (Continued)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Warrants	$ 54,041,960	$ -	$ -	$ 54,041,960
Bonds & Notes	-	1,442,376	-	1,442,376
Money Market Funds	-	2,395,230	-	2,395,230
Total	$ 54,041,960	$ 3,837,606	$ -	$ 57,879,566

Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 383,975	$ -	$ -	$ 383,975
Total	$ 383,975	$ -	$ -	$ 383,975

                                                      The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

 12/10/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/10/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/10/10